Shareholders' Interest (Schedule Of Restricted Stock Awards) (Detail) - 12 months ended Dec. 31, 2014 - Entity [Domain] - $ / shares shares in Thousands	Total
CCMH Restricted Stock [Member]
Outstanding, Options	3,919
Granted	1,826
Vested (restriction lapsed)	(506)
Forfeited	(710)
Outstanding, Options	4,529
Outstanding, Price	$ 3.35
Granted	7.86
Vested (restriction lapsed)	3.14
Forfeited	8.85
Outstanding, Price	$ 5.02
CCOH Restricted Stock [Member]
Outstanding, Options	1,892
Granted	1,040
Vested (restriction lapsed)	(64)
Forfeited	(410)
Outstanding, Options	2,458
Outstanding, Price	$ 6.83
Granted	8.88
Vested (restriction lapsed)	6.86
Forfeited	7.76
Outstanding, Price	$ 7.54